Consolidated Statements of Cash Flows (Parenthetical) shares in Millions		1 Months Ended			12 Months Ended
		Dec. 31, 2017 USD ($)	Dec. 31, 2017 GBP (£)	Nov. 30, 2016 USD ($)	Dec. 31, 2017 USD ($)		Dec. 31, 2016 USD ($)		Dec. 31, 2015 USD ($)		Dec. 31, 2017 GBP (£)	Feb. 03, 2017 USD ($) shares	Nov. 21, 2016 USD ($)	Jun. 30, 2016 USD ($)	Oct. 31, 2015 USD ($)	Sep. 03, 2015 USD ($)
Loss on early retirement of debt		$ 999,000,000		$ 312,000,000	$ 999,000,000	[1]	$ 312,000,000	[1]	$ 0	[1]
Tax Benefit from Tax Cuts and Jobs Act of 2017	[3],[4]				10,660,000,000	[2]	$ 0		$ 0
Unsecured Debt [Member]
Debt instrument, face amount													$ 6,000,000,000	$ 5,000,000,000
Hospira [Member] | Unsecured Debt [Member]
Debt instrument, face amount															$ 1,700,000,000	$ 1,750,000,000
ICU Medical [Member] | Disposed of by Sale, Not Discontinued Operations [Member] | HIS [Member]
Shares of common stock received for disposal | shares												3.2
Value of common stock received for disposal												$ 428,000,000
Consideration receivable												$ 75,000,000
Senior Unsecured U.K. Pound Debt, 6.50%, Due 2038 [Member]
Loss on early retirement of debt		$ 846,000,000
Senior Unsecured U.K. Pound Debt, 6.50%, Due 2038 [Member] | Senior Notes [Member]
Amount of debt exchanged			£ 833,000,000		$ 1,100,000,000
Interest rate, percentage		6.50%			6.50%						6.50%
Senior Unsecured U.K. Pound Debt, 2.735%, Due 2043 [Member] | Senior Notes [Member]
Interest rate, percentage		2.735%			2.735%						2.735%
Debt instrument, face amount		$ 1,800,000,000			$ 1,800,000,000						£ 1,375,882,000
U.K. Pound Denominated Debt [Member]
Loss on exchange of debt					$ 747,000,000

[1]	In 2017 and 2016, represents net losses due to the early retirement of debt, inclusive of the related termination of cross currency swaps in 2017 and inclusive of the related termination of interest rate swaps in 2016.
[2]	2017 reflects the estimated remeasurement of U.S. deferred tax assets and liabilities as the result of the enactment of the TCJA. For additional information, see Note 5A.
[3]	Amounts may not add due to rounding.
[4]	As a result of the enactment of the TCJA, Pfizer’s Provision/(benefit) for taxes on income was favorably impacted by approximately $10.7 billion, primarily reflecting the remeasurement of U.S. deferred tax liabilities, which includes the repatriation tax on deemed repatriated accumulated post-1986 earnings of foreign subsidiaries. See Note 5A. Tax Matters: Taxes on Income from Continuing Operations for additional information.